Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 475	$ 468	$ 1,876	$ 1,559	$ 1,384
Computer software
Property, Plant and Equipment [Line Items]
Amortization	$ 100	$ 0	$ 200	$ 200	$ 200